Share-Based Incentives	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Incentives	Share-Based Incentives
The Company is authorized to issue Class C common shares (Class C shares) and restricted share units to certain executives and directors of the Company. Prior to the adoption of the Class C shares and related restricted share unit plan in 2021, the Company was authorized to issue restricted Class B common shares (Class B shares) which ranked pari passu with Class C shares in all respects.
Class C Shares and Restricted Share Unit Plan
During 2021, the Company designated a new class of voting Class C shares and also adopted a related restricted share unit plan and French sub-plan (collectively the “RSU Plan”). The RSU Plan provides for the award of restricted share units to certain executives of the Company (each a “Participant”). Effective January 1, 2024, the Company's Board of Directors approved the Second Amended and Restated 2021 Restricted Share Unit Plan.
Grants under the RSU Plan are split evenly between restricted share units and performance share units (collectively referred to as RSUs) which are adjusted for personal performance (range of 75% to 125% of target) and Company performance (range of 50% to 150% of target), respectively, after one year following the date of grant. RSUs are generally granted on March 1 of a given year, and the target number of RSUs initially granted is determined based on a long-term incentive (“LTI”) target award amount divided by the latest U.S. GAAP book value (or common shareholder’s equity) per share published as of December 31.
The RSUs are granted at $nil consideration and cliff vest after a three year vesting period from the date of grant, in accordance with the terms set out in the RSU Agreement and the RSU Plan provided to the Participant. An acceleration of the vesting period will occur under certain circumstances, including death or permanent disability of the Participant or change of control for the Company. Notwithstanding these provisions, the Company's Board of Directors has authority to accelerate the vesting period at its own discretion. The RSUs are eligible for imputed dividends which are subject to the same forfeiture provisions as the related RSUs. RSUs do not entitle the holder to any voting rights for the Company. RSUs are settled in unrestricted Class C shares following the vesting date.
Class C shares can also be purchased by or granted to certain executives or non-executive directors of the Company, provided requisite approvals have been granted, at the discretion of the Company's Board of Directors. Purchases of Class C shares are based on the latest U.S. GAAP book value as of the applicable valuation date.
Unrestricted Class C shares can be sold back to the Company at a redemption price based on the Company’s U.S. GAAP book value per share as of the applicable valuation date, at the discretion of the Company as further defined in the RSU Agreement and RSU Plan. The RSU Plan requires that the Participant can only sell Class C shares back to the Company provided that the Participant at a minimum holds cumulative Class C shares and RSUs in the lesser amount of (i) two times their gross annual LTI target value or (ii) $1,000,000, unless otherwise agreed (the “Minimum Holding Requirement”).
Class B Shares
During 2017, the Company designated a class of voting Class B shares. Prior to the approval of the Class C shares and related RSU Plan in 2021, Class B shares could either be purchased by or granted to certain executives or non-executive directors of the Company at the discretion of the Company in line with the provisions set out in the Class B Certificate of Designation, or any sub-plan or addendum thereto. Effective 2021, the Company no longer grants Class B shares or authorizes new purchases of Class B shares.
All Class B shares were extinguished in 2022 and there were no longer any Class B shares issued or outstanding for the years ended December 31, 2023 and 2022, respectively.
Summary of Activity
Restricted Class B shares, Class C shares and RSUs granted are recognized at fair value over the requisite service period. The Company has elected to recognize forfeitures as they occur rather than estimating service-based forfeitures over the requisite service period.
In July 2022, Covéa Coopérations completed the acquisition of PartnerRe Ltd. from Exor. Upon the change of control, all Class B shares, Class C shares and RSUs vested and were repurchased by the Company, with the exception of Class C shares and RSUs issued in 2022. The repurchase price for all Class B shares, Class C shares and RSUs was based on a valuation utilizing the Covéa Coopérations acquisition purchase price per share of the Company. The Company's total settlement amount paid upon change of control was $43 million, net of $3 million of tax withholding, which included $40 million paid for granted shares and RSUs and $3 million for certain shares that were previously purchased by executives and directors of the Company.
Included in Accounts payable, accrued expense and other in the Consolidated Balance Sheets was a liability of $27 million for Class C Shares and RSUs at December 31, 2023, and a liability of $7 million for Class C shares and RSUs at December 31, 2022. The compensation expense related to Class B shares, Class C shares and RSUs for the years ended December 31, 2023, 2022, and 2021 was $21 million, $29 million and $13 million, respectively, included in Other expenses in the Company's Consolidated Statements of Operations. The 2022 expense included the impact of accelerated vesting of Class B shares, Class C shares and RSUs due to the change of control.
As of December 31, 2023, there was $16 million of total unrecognized compensation cost related to RSUs, which will be recognized on a weighted average basis during the next 1.5 years.
The following tables provide activity summaries of the Company's Class B shares, Class C shares, and RSUs outstanding:

RSUs (1)
Outstanding December 31, 2020	—
Granted	263,214
Outstanding December 31, 2021	263,214
Forfeitures	(2,964)
Accelerated vesting and repurchase upon change of control	(260,250)
Granted	265,805
Outstanding December 31, 2022	265,805
Forfeitures	(29,044)
Vested	(42,838)
Granted	222,093
Outstanding December 31, 2023	416,016

(1)For RSUs, the number of grants in the table are shown at the maximum number that can be attained if the performance conditions are fully met for personal and Company performance. Forfeitures represent adjustments to grants falling below the maximum attainable as a result of not fully meeting the performance conditions.

	Restricted Class C shares	Unrestricted Class C shares	Total Class C shares
Outstanding December 31, 2020	—	—	—
Granted	7,373	—	7,373
Purchased	—	2,072	2,072
Outstanding December 31, 2021	7,373	2,072	9,445
Accelerated vesting and repurchase upon change of control	(7,373)	(5,819)	(13,192)
Granted	7,666	3,747	11,413
Outstanding December 31, 2022	7,666	—	7,666
Granted	7,722	—	7,722
RSUs and imputed dividends settled in Class C shares	—	44,459	44,459
Outstanding December 31, 2023	15,388	44,459	59,847

	Restricted Class B shares	Unrestricted Class B shares	Total Class B shares
Outstanding December 31, 2020	189,166	85,498	274,664
Repurchased	(29,048)	(22,957)	(52,005)
Expiration of restricted period	(20,298)	20,298	—
Outstanding December 31, 2021	139,820	82,839	222,659
Expiration of restricted period	(32,168)	32,168	—
Accelerated vesting and repurchase upon change of control	(107,652)	(115,007)	(222,659)
Outstanding December 31, 2022	—	—	—
Outstanding December 31, 2023	—	—	—